Stockholders' Equity and Mezzanine Equity - Schedule of Common Stock Capital Shares Reserved for Future Issuance (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	71,850,742	72,621,044
Options outstanding and available for grant [Member]
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	13,568,448	15,635,379
Conversion of preferred stock [Member]
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	56,361,224	56,355,551
Conversion of convertible notes [Member]
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,324,635
Warrants to purchase convertible preferred stock [Member]
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		50,000
Warrants to purchase common stock [Member]
Schedule of Common Stock Capital Shares Reserved for Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	596,435	580,114